Shareholder Report, Line Graph (Details) 1014070_Putnam Emerging Markets Ex-China ETF_Single Class_TSR Annual {Single Class} - USD ($)													12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	May 17, 2023	Apr. 30, 2026
Putnam Emerging Markets Ex-China ETF
Account Value [Line Items]
Line Graph and Table Measure Name													Putnam Emerging Markets Ex-China ETF (NAV)
Accumulated Value	$ 20,204	$ 17,770	$ 15,723	$ 13,898	$ 13,841	$ 13,557	$ 13,538	$ 12,435	$ 11,660	$ 9,923	$ 10,958	$ 10,000	$ 22,401
MSCI All Country World ex-U.S. Index-NR
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World ex-U.S. Index-NR
Accumulated Value	16,340	14,973	13,691	12,698	12,115	11,985	11,933	11,345	10,926	9,640	10,873	10,000	$ 16,786
MSCI Emerging Markets ex-China Index-NR
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets ex-China Index-NR
Accumulated Value	$ 17,448	$ 15,452	$ 13,551	$ 11,980	$ 11,985	$ 12,278	$ 12,390	$ 11,597	$ 11,051	$ 9,653	$ 10,822	$ 10,000	$ 19,313